Schedule of Investments PIMCO Income Opportunity Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL		MARKET
	AMOUNT		VALUE
		(000s)	(000s)

INVESTMENTS IN SECURITIES 146.3% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 9.9%

Altice France S.A.
6.484% (LIBOR03M + 4.000%) due 08/14/2026 ~		$200	$191
Avantor, Inc.
6.249% (LIBOR03M + 3.750%) due 11/21/2024 ~		47	47
Bausch Health Cos., Inc.
5.231% (LIBOR03M + 2.750%) due 11/27/2025 ~		86	85
CityCenter Holdings LLC
4.749% (LIBOR03M + 2.250%) due 04/18/2024 ~		170	166
CommScope, Inc.
TBD% due 02/06/2026		100	100
Concordia International Corp.
7.993% (LIBOR03M + 5.500%) due 09/06/2024 ~		3,348	3,173
Diamond Resorts Corp.
6.249% (LIBOR03M + 3.750%) due 09/02/2023 «~		2,935	2,781
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~		4,155	3,885
Envision Healthcare Corp.
6.249% (LIBOR03M + 3.750%) due 10/10/2025 ~		299	280
Financial & Risk U.S. Holdings, Inc.
4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	998	1,114
6.249% (LIBOR03M + 3.750%) due 10/01/2025 ~		$667	649
Forbes Energy Services LLC
5.000% - 9.000% due 04/13/2021		507	507
Forest City Enterprises, L.P.
6.481% (LIBOR03M + 4.000%) due 12/07/2025 «~		100	100
FrontDoor, Inc.
5.000% (LIBOR03M + 2.500%) due 08/14/2025 «~		20	20
Frontier Communications Corp.
6.250% (LIBOR03M + 3.750%) due 06/15/2024 ~		394	385
Gray Television, Inc.
4.982% (LIBOR03M + 2.500%) due 01/02/2026 ~		100	99
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(d)		450	322
TBD% due 01/30/2020		5,971	4,277
IRB Holding Corp.
5.739% (LIBOR03M + 3.250%) due 02/05/2025 ~		557	544
McDermott Technology Americas, Inc.
7.499% (LIBOR03M + 5.000%) due 05/12/2025 ~		648	622
Messer Industrie GmbH
TBD% due 03/01/2026		80	79
MH Sub LLC
6.236% (LIBOR03M + 3.750%) due 09/13/2024 ~		69	68
Multi Color Corp.
4.499% (LIBOR03M + 2.000%) due 10/31/2024 «~		10	10
NCI Building Systems, Inc.
6.547% (LIBOR03M + 3.750%) due 04/12/2025 «~		30	29
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% (LIBOR03M + 3.250%) due 10/25/2020 ~		4,350	4,052
Pacific Gas & Electric Co.
7.500% due 02/22/2049 ^(d)		300	260
PetSmart, Inc.
5.490% (LIBOR03M + 3.000%) due 03/11/2022 ~		50	45
Sequa Mezzanine Holdings LLC
7.776% (LIBOR03M + 5.000%) due 11/28/2021 ~		456	447
11.751% (LIBOR03M + 9.000%) due 04/28/2022 «~		4,580	4,488
Starfruit Finco BV
5.740% (LIBOR03M + 3.250%) due 10/01/2025 ~		200	197
Syniverse Holdings, Inc.
7.484% (LIBOR03M + 5.000%) due 03/09/2023 ~		2,565	2,355
Univision Communications, Inc.
5.249% (LIBOR03M + 2.750%) due 03/15/2024 ~		7,744	7,315
West Corp.
6.629% (LIBOR03M + 4.000%) due 10/10/2024 ~		35	33
Westmoreland Coal Co.
TBD% due 12/16/2020 ^(d)		12	6

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

4.522% - 10.913% due 05/21/2019 «	2	3
Total Loan Participations and Assignments (Cost $40,064)		38,734

CORPORATE BONDS & NOTES 52.3%

BANKING & FINANCE 22.3%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~		2,300	1,265
Ally Financial, Inc.
7.500% due 09/15/2020		18	19
8.000% due 11/01/2031		130	162
8.000% due 11/01/2031 (l)		468	578
Ambac Assurance Corp.
5.100% due 06/07/2020		1	1
Ambac LSNI LLC
7.592% due 02/12/2023 •		600	606
Ardonagh Midco PLC
8.375% due 07/15/2023 (l)	GBP	5,700	6,474
8.375% due 07/15/2023		800	909
Athene Holding Ltd.
4.125% due 01/12/2028		$34	33
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		99	102
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		80	81
5.000% due 04/20/2048		48	47
Bank of Ireland
7.375% due 06/18/2020 •(h)(i)(l)	EUR	400	473
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$400	435
Barclays PLC
3.250% due 01/17/2033	GBP	100	125
6.500% due 09/15/2019 •(h)(i)	EUR	2,000	2,269
7.250% due 03/15/2023 •(h)(i)(l)	GBP	2,055	2,769
7.875% due 09/15/2022 •(h)(i)(l)		1,970	2,686
8.000% due 12/15/2020 •(h)(i)	EUR	200	242
8.000% due 06/15/2024 •(h)(i)		$250	256
BNP Paribas S.A.
4.705% due 01/10/2025 •(l)		1,000	1,041
5.198% due 01/10/2030 •(l)		1,000	1,082
Brookfield Finance, Inc.
3.900% due 01/25/2028		56	54
4.700% due 09/20/2047 (l)		48	46
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)		3,160	3,237
CBL & Associates LP
5.950% due 12/15/2026		36	26
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 Ø(l)	GBP	140	204
Credit Agricole S.A.
7.875% due 01/23/2024 •(h)(i)(l)		$300	323
Credit Suisse AG
6.500% due 08/08/2023 (i)(l)		200	215
Credit Suisse Group AG
7.500% due 07/17/2023 •(h)(i)		200	206
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	18	19
Equinix, Inc.
2.875% due 03/15/2024		100	116
2.875% due 02/01/2026		100	116
Ford Motor Credit Co. LLC
3.677% (US0003M + 0.880%) due 10/12/2021 ~(l)		$400	388
3.919% (US0003M + 1.235%) due 02/15/2023 ~		200	189
5.085% due 01/07/2021 (l)		200	204
5.345% (US0003M + 2.550%) due 01/07/2021 ~(l)		1,120	1,131
5.935% (US0003M + 3.140%) due 01/07/2022 ~(l)		1,320	1,348
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		167	165
6.750% due 03/15/2022 (l)		320	326
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	10	13
HSBC Bank PLC
6.330% due 05/23/2023		$5,500	5,679
HSBC Holdings PLC
5.875% due 09/28/2026 •(h)(i)(l)	GBP	200	263
6.000% due 09/29/2023 •(h)(i)(l)	EUR	1,400	1,753
6.500% due 03/23/2028 •(h)(i)		$310	307
Hunt Cos., Inc.
6.250% due 02/15/2026		16	15
Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021 (l)		8,300	8,572
iStar, Inc.
4.625% due 09/15/2020		9	9
5.250% due 09/15/2022		13	13

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Jefferies Finance LLC
6.875% due 04/15/2022 (l)		200	202
7.500% due 04/15/2021 (l)		2,885	2,943
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		42	42
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(h)(i)(l)		200	206
7.500% due 09/27/2025 •(h)(i)(l)		1,740	1,767
7.625% due 06/27/2023 •(h)(i)	GBP	700	966
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (l)		$1,450	1,453
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	209
MetLife, Inc.
5.875% due 03/15/2028 •(h)		6	6
Nationstar Mortgage LLC
6.500% due 07/01/2021 (l)		466	467
Navient Corp.
5.000% due 10/26/2020		8	8
5.625% due 08/01/2033		55	42
6.150% due 03/10/2021		200	192
6.500% due 06/15/2022		50	52
Newmark Group, Inc.
6.125% due 11/15/2023		46	47
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		28	29
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		2,900	2,837
Provident Funding Associates LP
6.375% due 06/15/2025		17	16
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(h)(i)(l)		2,650	2,706
8.000% due 08/10/2025 •(h)(i)(l)		1,900	2,042
8.625% due 08/15/2021 •(h)(i)(l)		1,600	1,708
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)	GBP	1,000	1,323
7.375% due 06/24/2022 •(h)(i)(l)		2,500	3,361
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022 (l)		$4,000	4,179
Societe Generale S.A.
6.750% due 04/06/2028 •(h)(i)		200	185
7.375% due 10/04/2023 •(h)(i)		400	397
Springleaf Finance Corp.
5.625% due 03/15/2023 (l)		800	813
6.125% due 05/15/2022 (l)		414	431
6.875% due 03/15/2025		59	61
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	370	486
Tesco Property Finance PLC
6.052% due 10/13/2039 (l)	GBP	1,669	2,672
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (g)		$2,644	714
TP ICAP PLC
5.250% due 01/26/2024 (l)	GBP	1,000	1,326
UBS Group Funding Switzerland AG
5.750% due 02/19/2022 •(h)(i)(l)	EUR	400	490
UniCredit SpA
7.830% due 12/04/2023 (l)		$2,820	3,143
Unigel Luxembourg S.A.
10.500% due 01/22/2024 (l)		370	400
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,156	1,665
7.395% due 03/28/2024		800	1,154
WeWork Cos., Inc.
7.875% due 05/01/2025		$46	43
			87,375
INDUSTRIALS 22.4%

AA Bond Co. Ltd.
2.875% due 07/31/2043 (l)	GBP	2,200	2,749
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$13	13
Altice Financing S.A.
7.500% due 05/15/2026 (l)		2,690	2,670
Altice France S.A.
7.375% due 05/01/2026 (l)		2,938	2,887
8.125% due 02/01/2027 (l)		700	709
Associated Materials LLC
9.000% due 01/01/2024 (l)		6,073	5,997
Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (l)		800	807
Bausch Health Americas, Inc.
8.500% due 01/31/2027		32	34
Bombardier, Inc.
7.875% due 04/15/2027		140	145

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Charter Communications Operating LLC
4.200% due 03/15/2028		64	64
Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		29	29
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (l)		4,139	4,248
9.250% due 02/15/2024 (l)		2,498	2,654
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		22	22
CommScope Finance LLC
5.500% due 03/01/2024		58	59
8.250% due 03/01/2027		5	5
Community Health Systems, Inc.
5.125% due 08/01/2021 (l)		1,109	1,096
6.250% due 03/31/2023 (l)		6,174	5,819
8.000% due 03/15/2026		266	255
8.625% due 01/15/2024 (l)		256	257
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 «		176	182
8.048% due 05/01/2022 «		357	367
8.875% due 03/27/2022 ^«(d)		200	0
9.250% due 06/30/2020 ^«(d)		1,800	0
CVS Pass-Through Trust
7.507% due 01/10/2032		2,283	2,717
DAE Funding LLC
5.250% due 11/15/2021		200	204
5.750% due 11/15/2023 (l)		200	206
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		276	284
Diamond Resorts International, Inc.
7.750% due 09/01/2023		450	452
10.750% due 09/01/2024 (l)		1,600	1,514
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (l)		1,500	1,519
EI Group PLC
6.875% due 05/09/2025	GBP	20	28
Envision Healthcare Corp.
8.750% due 10/15/2026 (l)		$1,344	1,201
Exela Intermediate LLC
10.000% due 07/15/2023		74	76
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (l)		924	872
6.875% due 03/01/2026 (l)		1,018	948
7.000% due 02/15/2021 (l)		101	103
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		3,490	2,635
Frontier Finance PLC
8.000% due 03/23/2022	GBP	2,900	3,744
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$197	195
General Electric Co.
3.100% due 01/09/2023		50	50
5.000% due 01/21/2021 •(h)		186	174
5.550% due 01/05/2026 (l)		166	176
5.875% due 01/14/2038		10	11
6.150% due 08/07/2037 (l)		109	119
6.875% due 01/10/2039		28	33
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		39	40
Huntsman International LLC
4.500% due 05/01/2029		32	32
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)		1,828	1,307
9.000% due 03/01/2021 ^(d)		6,005	4,264
9.000% due 09/15/2022 ^(d)		106	76
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		125	111
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		85	89
8.500% due 10/15/2024 (l)		952	931
9.750% due 07/15/2025		74	75
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(l)		5,271	4,754
8.125% due 06/01/2023 (l)		966	676
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (l)		400	314
Metinvest BV
8.500% due 04/23/2026 (l)		600	591
Micron Technology, Inc.
5.327% due 02/06/2029		102	105
Netflix, Inc.
4.625% due 05/15/2029 (l)	EUR	200	240
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (g)(h)		$1,150	11
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (l)		1,760	1,676

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Par Pharmaceutical, Inc.
7.500% due 04/01/2027		78	79
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		93	93
5.250% due 08/15/2022		8	8
5.500% due 02/15/2024		20	21
Petroleos Mexicanos
6.500% due 03/13/2027 (l)		110	111
6.750% due 09/21/2047		30	28
PetSmart, Inc.
5.875% due 06/01/2025		70	59
Platin GmbH
6.875% due 06/15/2023 (l)	EUR	300	330
Radiate Holdco LLC
6.875% due 02/15/2023		$40	40
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	100	113
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		$4	4
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	158
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (l)		$1,500	1,671
Sands China Ltd.
4.600% due 08/08/2023		200	207
5.125% due 08/08/2025		200	209
5.400% due 08/08/2028 (l)		1,758	1,848
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		13	12
SoftBank Group Corp.
4.000% due 04/20/2023 (l)	EUR	1,100	1,330
Spanish Broadcasting System, Inc.
12.500% due 04/20/2049 ^(d)		$6,952	7,177
Spirit Issuer PLC
3.608% (BP0003M + 2.775%) due 03/28/2025 ~	GBP	979	1,276
Sunoco LP
4.875% due 01/15/2023		$32	33
T-Mobile USA, Inc.
4.750% due 02/01/2028		12	12
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		16	15
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		100	95
2.800% due 07/21/2023 (l)		1,300	1,161
3.250% due 04/15/2022 (l)	EUR	200	230
Times Square Hotel Trust
8.528% due 08/01/2026		$3,820	4,433
Topaz Solar Farms LLC
4.875% due 09/30/2039		141	138
5.750% due 09/30/2039		591	613
Transocean Pontus Ltd.
6.125% due 08/01/2025		91	92
Triumph Group, Inc.
4.875% due 04/01/2021		53	52
5.250% due 06/01/2022		22	21
United Group BV
4.375% due 07/01/2022	EUR	100	116
4.875% due 07/01/2024		100	115
Univision Communications, Inc.
5.125% due 05/15/2023 (l)		$355	339
5.125% due 02/15/2025 (l)		430	403
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	120	140
Vale Overseas Ltd.
6.250% due 08/10/2026		$114	124
6.875% due 11/21/2036		35	40
6.875% due 11/10/2039		29	33
ViaSat, Inc.
5.625% due 09/15/2025		58	56
5.625% due 04/15/2027		39	40
VOC Escrow Ltd.
5.000% due 02/15/2028		34	33
Wind Tre SpA
2.625% due 01/20/2023	EUR	300	327
2.750% due 01/20/2024 •		300	321
3.125% due 01/20/2025		100	106
Wyndham Destinations, Inc.
3.900% due 03/01/2023		$48	47
4.250% due 03/01/2022		2	2
5.400% due 04/01/2024		2	2

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

5.750% due 04/01/2027 (l)		594	591
			88,125

UTILITIES 7.6%

AT&T, Inc.
4.900% due 08/15/2037 (l)		228	231
Frontier Communications Corp.
8.000% due 04/01/2027		78	81
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		200	201
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		381	396
6.510% due 03/07/2022 (l)		3,400	3,629
8.625% due 04/28/2034 (l)		1,081	1,396
9.250% due 04/23/2019		100	100
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 (l)		958	948
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (c)		2,220	1,382
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		32	30
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)		441	394
2.950% due 03/01/2026 ^(d)		793	698
3.250% due 09/15/2021 ^(d)		67	61
3.250% due 06/15/2023 ^(d)		202	182
3.300% due 03/15/2027 ^(d)		438	385
3.300% due 12/01/2027 ^(d)		800	702
3.400% due 08/15/2024 ^(d)		179	162
3.500% due 10/01/2020 ^(d)		194	179
3.500% due 06/15/2025 ^(d)		327	293
3.750% due 02/15/2024 ^(d)		201	184
3.750% due 08/15/2042 ^(d)		16	13
3.850% due 11/15/2023 ^(d)		17	16
4.000% due 12/01/2046 ^(d)		8	6
4.250% due 05/15/2021 ^(d)		153	143
4.250% due 08/01/2023 ^(d)		100	93
4.300% due 03/15/2045 ^(d)		18	15
4.500% due 12/15/2041 ^(d)		17	15
4.600% due 06/15/2043 ^(d)		10	9
4.650% due 08/01/2028 ^(d)		631	584
4.750% due 02/15/2044 ^(d)		513	451
5.125% due 11/15/2043 ^(d)		826	751
5.400% due 01/15/2040 ^(d)		10	10
5.800% due 03/01/2037 ^(d)		2,194	2,139
6.050% due 03/01/2034 ^(d)		1,096	1,093
6.250% due 03/01/2039 ^(d)		448	450
6.350% due 02/15/2038 ^(d)		206	208
Petrobras Global Finance BV
5.750% due 02/01/2029		156	155
5.999% due 01/27/2028 (l)		400	406
6.250% due 12/14/2026 (l)	GBP	3,100	4,450
6.625% due 01/16/2034		200	284
7.375% due 01/17/2027 (l)		$1,875	2,073
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		1,409	1,540
9.750% due 01/06/2027 (l)		584	654
Southern California Edison Co.
3.650% due 03/01/2028		4	4
5.750% due 04/01/2035		8	9
6.000% due 01/15/2034		2	2
6.650% due 04/01/2029		16	18
Sprint Capital Corp.
6.900% due 05/01/2019 (l)		1,000	1,005
Sprint Communications, Inc.
7.000% due 08/15/2020 (l)		1,130	1,169
Sprint Corp.
7.250% due 09/15/2021		190	200
Transocean Poseidon Ltd.
6.875% due 02/01/2027		80	83
			29,682
Total Corporate Bonds & Notes (Cost $202,495)			205,182

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Caesars Entertainment Corp.
5.000% due 10/01/2024		33	47

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Total Convertible Bonds & Notes (Cost $61)		47

MUNICIPAL BONDS & NOTES 1.3%

ILLINOIS 0.2%

Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	50	51
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	120	134
7.750% due 01/01/2042	210	261
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	70	78
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	25	27
7.350% due 07/01/2035	15	17
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	165	162
		730

IOWA 0.0%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	125	127
WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	28,100	1,766
7.467% due 06/01/2047	2,565	2,565
		4,331
Total Municipal Bonds & Notes (Cost $4,931)		5,188

U.S. GOVERNMENT AGENCIES 1.9%

Fannie Mae
4.000% due 10/01/2040	22	23
6.036% due 07/25/2029 •	530	570
8.236% due 07/25/2029 •	720	845
Freddie Mac
0.000% due 04/25/2045 - 02/25/2046 (b)(g)(l)	4,651	4,148
0.100% due 05/25/2020 - 02/25/2046 (a)	89,545	99
0.200% due 04/25/2045 (a)	491	0
0.661% due 10/25/2020 ~(a)	26,171	206
7.636% due 10/25/2029 •	1,300	1,473
Total U.S. Government Agencies (Cost $6,924)		7,364

NON-AGENCY MORTGAGE-BACKED SECURITIES 32.2%

American Home Mortgage Investment Trust
2.756% due 03/25/2037 •	3,952	2,535
Anthracite Ltd.
5.678% due 06/20/2041	2,700	664
Banc of America Alternative Loan Trust
11.472% due 09/25/2035 ^•	1,037	1,226
Banc of America Funding Trust
3.714% due 12/20/2034 ~	724	591
4.311% due 03/20/2036 ^~	651	581
4.468% due 12/20/2036 ~	79	81
4.490% due 10/20/2046 ^~	537	429
Banc of America Mortgage Trust
4.405% due 09/25/2034 ~	101	100
4.747% due 10/20/2046 ^~	78	52
Bancorp Commercial Mortgage Trust
6.234% due 08/15/2032 •(l)	3,800	3,785
Barclays Commercial Mortgage Securities Trust
7.484% due 08/15/2027 •(l)	2,900	2,881
Bayview Commercial Asset Trust
2.706% due 03/25/2037 •	124	118
BCAP LLC Trust
3.360% due 05/26/2037 ~	3,227	2,835
Bear Stearns Adjustable Rate Mortgage Trust
3.920% due 06/25/2047 ^~	206	191
3.937% due 03/25/2035 ~	59	58
3.954% due 08/25/2047 ^~	302	272
4.373% due 09/25/2034 ~	72	69
4.717% due 10/25/2036 ^~	625	604
4.750% due 09/25/2034 ~	25	25
Bear Stearns ALT-A Trust
2.806% due 06/25/2046 ^•(l)	2,495	2,683
3.186% due 01/25/2035 •	239	240
3.817% due 05/25/2036 ^~	639	600
3.906% due 08/25/2036 ^~(l)	1,829	1,832
3.933% due 07/25/2035 ^~	325	286
3.933% due 08/25/2036 ^~	425	282

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

3.982% due 11/25/2036 ^~		437	392
4.166% due 04/25/2035 ~		262	246
4.299% due 05/25/2035 ~		421	395
4.395% due 11/25/2035 ~		54	47
4.734% due 09/25/2034 ~		291	288
BRAD Resecuritization Trust
2.188% due 03/12/2021 «		2,479	84
6.550% due 03/12/2021 «		463	464
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^Ø		912	763
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		102	65
CD Mortgage Trust
5.688% due 10/15/2048 (l)		4,620	2,701
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^		736	520
6.000% due 03/25/2037 ^		796	608
Citigroup Commercial Mortgage Trust
5.541% due 12/10/2049 ~		1,631	937
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 02/25/2029		201	203
Citigroup Mortgage Loan Trust
5.005% due 03/25/2037 ^~		1,320	1,122
Citigroup Mortgage Loan Trust, Inc.
5.500% due 11/25/2035 ^		508	484
Commercial Mortgage Loan Trust
5.953% due 12/10/2049 ~(l)		2,253	1,470
Commercial Mortgage Trust
6.128% due 07/10/2046 ~(l)		2,170	2,225
Countrywide Alternative Loan Trust
2.736% due 06/25/2037 ^•(l)		897	725
2.836% due 05/25/2036 ^•		1,638	812
2.836% due 08/01/2036 ^•		1,259	816
5.500% due 10/25/2035 ^		265	238
5.500% due 12/25/2035 ^		1,343	1,113
5.750% due 05/25/2036 ^		263	192
6.000% due 11/25/2035 ^		352	121
6.000% due 04/25/2036 ^		292	238
6.000% due 04/25/2037 ^		565	384
6.500% due 09/25/2032 ^		337	329
6.500% due 07/25/2035 ^		310	250
6.500% due 06/25/2036 ^		444	337
Countrywide Home Loan Mortgage Pass-Through Trust
3.445% due 03/25/2037 ^~		1,032	873
3.845% due 06/20/2035 ~		131	128
3.873% due 08/20/2035 ^~		67	65
3.923% due 08/25/2034 ^~		39	37
4.052% due 11/25/2035 ^~		1,629	1,442
4.356% due 03/25/2046 ^•		2,347	1,524
4.509% due 09/25/2047 ^~		715	697
5.500% due 08/25/2035 ^		68	59
Credit Suisse First Boston Mortgage Securities Corp.
7.500% due 05/25/2032		1,166	1,265
Credit Suisse Mortgage Capital Certificates
3.010% (LIBOR01M) due 11/30/2037 ~(l)		9,500	8,598
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.086% due 07/25/2036 ^•		501	160
5.896% due 04/25/2036 Ø		414	275
6.500% due 05/25/2036 ^		371	219
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036 ^		453	226
Debussy DTC PLC
5.930% due 07/12/2025 (l)	GBP	6,860	8,926
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.636% due 02/25/2047 •		$524	404
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.250% due 07/25/2036 ^~		73	66
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.500% due 09/25/2033		95	99
Downey Savings & Loan Association Mortgage Loan Trust
2.662% due 04/19/2047 ^•		327	292
EMF-NL BV
0.692% due 07/17/2041 •	EUR	800	897
Epic Drummond Ltd.
0.000% due 01/25/2022 •		87	96
Eurosail PLC
2.443% due 09/13/2045 •	GBP	1,794	2,209
3.093% due 09/13/2045 •		1,299	1,604
4.693% due 09/13/2045 •		1,114	1,518
First Horizon Alternative Mortgage Securities Trust
3.869% due 02/25/2036 ~		$70	57
3.908% due 05/25/2036 ^~		1,183	1,071
4.224% due 11/25/2036 ^~		1,006	815
4.280% due 08/25/2035 ^~		48	10
6.250% due 11/25/2036 ^		86	59

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

First Horizon Mortgage Pass-Through Trust
3.899% due 07/25/2037 ^~		42	34
4.683% due 01/25/2037 ^~		554	496
GE Commercial Mortgage Corp. Trust
5.439% due 12/10/2049 ~		1,014	918
GMAC Mortgage Corp. Loan Trust
4.191% due 07/19/2035 ~		41	39
4.508% due 06/25/2034 ~		121	120
GreenPoint Mortgage Funding Trust
2.666% due 01/25/2037 •		925	874
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~		3,400	3,119
GS Mortgage Securities Trust
1.349% due 08/10/2043 ~(a)		7,577	103
GSR Mortgage Loan Trust
2.936% due 07/25/2037 ^•		352	169
4.408% due 01/25/2036 ^~		822	827
4.659% due 12/25/2034 ~		27	27
6.000% due 09/25/2034		222	224
HarborView Mortgage Loan Trust
2.672% due 02/19/2046 •(l)		1,530	1,508
2.692% due 11/19/2036 •(l)		2,626	2,356
3.042% due 06/19/2034 •		180	175
3.122% due 01/19/2035 •		226	217
4.466% due 08/19/2036 ^~		187	153
HomeBanc Mortgage Trust
2.736% due 03/25/2035 •		234	205
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •	EUR	561	578
Impac CMB Trust
3.006% due 11/25/2035 ^•		$285	260
IndyMac Mortgage Loan Trust
2.946% due 04/25/2035 •		141	133
3.286% due 08/25/2034 •		156	143
3.291% due 06/25/2037 ^~		282	258
3.346% due 09/25/2034 •		367	357
3.692% due 05/25/2037 ^~		2,965	2,771
3.908% due 11/25/2036 ^~		904	884
4.350% due 12/25/2036 ^~		906	861
JPMorgan Alternative Loan Trust
4.149% due 05/25/2036 ^~		345	262
5.500% due 11/25/2036 ^~		8	5
JPMorgan Chase Commercial Mortgage Securities Trust
5.585% due 01/12/2043 ~		344	344
JPMorgan Mortgage Trust
4.015% due 05/25/2036 ^~		533	523
4.240% due 10/25/2036 ^~		34	31
4.430% due 07/25/2035 ~		82	83
6.000% due 08/25/2037 ^		547	435
Landmark Mortgage Securities PLC
0.000% due 06/17/2038 •	EUR	175	191
1.065% due 06/17/2038 •	GBP	460	580
Lehman Mortgage Trust
5.792% due 04/25/2036 ^~		$266	235
6.000% due 05/25/2037 ^		1,129	1,133
MASTR Adjustable Rate Mortgages Trust
3.137% due 01/25/2047 ^•		335	490
4.173% due 10/25/2034 ~		430	397
Morgan Stanley Capital Trust
6.118% due 06/11/2049 ~		195	196
Morgan Stanley Mortgage Loan Trust
4.092% due 07/25/2035 ^~(l)		1,219	1,128
4.451% due 01/25/2035 ^~		245	198
5.750% due 12/25/2035 ^		358	334
6.000% due 08/25/2037 ^		236	183
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «		605	561
Motel 6 Trust
9.410% due 08/15/2019 •		4,689	4,767
Prime Mortgage Trust
2.836% due 06/25/2036 ^•		3,236	1,994
7.000% due 07/25/2034		148	146
Regal Trust
2.560% due 09/29/2031 •		2	2
Residential Accredit Loans, Inc. Trust
2.696% due 06/25/2037 •		1,606	1,395
5.500% due 04/25/2037		95	86
6.000% due 08/25/2035 ^		517	488
6.000% due 01/25/2037 ^		445	416
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		439	262
6.000% due 07/25/2037 ^		6,960	4,520
Residential Funding Mortgage Securities, Inc. Trust
5.374% due 07/27/2037 ^~		191	167
6.000% due 06/25/2037 ^		339	317

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Sequoia Mortgage Trust
3.974% due 01/20/2038 ^~		230	216
Structured Adjustable Rate Mortgage Loan Trust
4.263% due 01/25/2036 ^~		995	747
4.425% due 08/25/2034 ~		16	16
Structured Asset Mortgage Investments Trust
2.696% due 08/25/2036 ^•(l)		2,005	1,864
2.946% due 05/25/2045 •		129	127
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.356% due 01/25/2034 ~		299	300
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^		291	218
Theat Extension Fee
4.940% due 12/15/2024 «	GBP	5	0
Theatre Hospitals PLC
4.563% due 10/15/2031 •		236	283
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 07/25/2046 •		$1,794	1,763
3.585% due 03/25/2037 ^~		438	407
3.591% due 06/25/2037 ^~(l)		1,367	1,286
3.688% due 07/25/2037 ^~(l)		2,463	2,093
3.695% due 11/25/2036 ^~		259	251
3.785% due 07/25/2037 ^~		1,070	984
4.548% due 03/25/2033 ~		69	70
Washington Mutual Mortgage Pass-Through Certificates Trust
3.247% due 10/25/2046 ^•		447	391
3.725% due 06/25/2033 ~		67	68
Wells Fargo Mortgage-Backed Securities Trust
2.986% due 07/25/2037 ^•		164	147
4.624% due 09/25/2036 ^~		14	14
4.675% due 04/25/2036 ^~		15	14
4.753% due 10/25/2036 ^~		14	14
Total Non-Agency Mortgage-Backed Securities (Cost $114,910)			126,231

ASSET-BACKED SECURITIES 33.1%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		201	37
Airspeed Ltd.
2.754% due 06/15/2032 •		108	104
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.211% due 05/25/2034 •		154	154
5.336% due 08/25/2032 •		773	772
Asset-Backed Funding Certificates Trust
2.636% due 10/25/2036 •(l)		5,267	5,049
3.046% due 10/25/2033 •		167	159
3.146% due 03/25/2035 •(l)		4,431	4,428
Bear Stearns Asset-Backed Securities Trust
2.333% due 09/25/2034 •		488	478
4.332% due 07/25/2036 ~		399	392
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~		3,549	1,238
Conseco Finance Corp.
6.220% due 03/01/2030		54	57
6.530% due 02/01/2031 ~		991	954
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 Ø		706	767
7.960% due 05/01/2031		1,600	923
8.060% due 09/01/2029 ~(l)		2,939	1,346
9.163% due 03/01/2033 ~		2,637	2,442
Countrywide Asset-Backed Certificates
2.626% due 06/25/2035 •(l)		7,538	6,839
2.736% due 01/25/2037 •(l)		15,575	15,010
2.826% due 12/25/2036 ^•		459	242
3.046% due 08/25/2032 ^•		324	304
3.761% due 02/25/2035 •(l)		1,725	1,744
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035 ~		4	4
Countrywide Asset-Backed Certificates Trust, Inc.
3.266% due 11/25/2034 •		237	238
Crecera Americas LLC
5.563% due 08/31/2020 •		6,000	6,014
Credit Suisse First Boston Mortgage Securities Corp.
3.536% due 02/25/2031 •		1,212	1,220
Credit-Based Asset Servicing & Securitization CBO Corp.
2.858% due 09/06/2041 •		7,846	769
Credit-Based Asset Servicing & Securitization LLC
3.806% due 12/25/2035 •		1,377	1,363
Euromax ABS PLC
0.032% due 11/10/2095 •	EUR	5,000	5,199
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		$400	424
Home Equity Asset Trust
4.886% due 10/25/2033 •		14	13
Home Equity Loan Trust
2.826% due 04/25/2037 •(l)		8,700	6,969

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •		13,923	10,388
2.806% due 04/25/2037 •(l)		4,408	3,927
JPMorgan Mortgage Acquisition Trust
2.566% due 08/25/2036 •		7	4
2.676% due 03/25/2047 •		1,849	1,805
KGS-Alpha SBA COOF Trust
1.052% due 04/25/2038 «~(a)		797	20
Lehman ABS Mortgage Loan Trust
2.576% due 06/25/2037 •		5,393	3,869
Long Beach Mortgage Loan Trust
2.680% due 02/25/2036 •		2,878	2,350
2.756% due 05/25/2046 •		3,284	1,346
3.191% due 11/25/2035 •(l)		4,173	3,315
4.961% (US0001M + 2.475%) due 03/25/2032 ~		36	38
Morgan Stanley ABS Capital, Inc. Trust
3.521% due 01/25/2035 •		578	254
Morgan Stanley Dean Witter Capital, Inc. Trust
3.911% due 02/25/2033 •		206	208
National Collegiate Commutation Trust
0.000% due 03/25/2038 •		10,400	4,607
NovaStar Mortgage Funding Trust
2.656% due 11/25/2036 •		1,353	617
Oakwood Mortgage Investors, Inc.
2.714% due 06/15/2032 •		14	13
Option One Mortgage Loan Trust
5.662% due 01/25/2037 ^Ø		8	8
Origen Manufactured Housing Contract Trust
8.150% due 03/15/2032 Ø		1,020	1,044
Ownit Mortgage Loan Trust
3.420% due 10/25/2035 Ø		2,071	1,322
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.361% due 10/25/2034 •		1,161	1,127
Residential Asset Mortgage Products Trust
3.611% due 08/25/2033 •		536	529
Saxon Asset Securities Trust
3.461% due 12/26/2034 •		629	582
Securitized Asset-Backed Receivables LLC Trust
2.716% due 02/25/2037 ^•		303	171
3.161% due 01/25/2035 •		21	21
SLM Student Loan Trust
0.000% due 01/25/2042 «(g)		2	1,372
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)		1	1,050
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (g)		2,540	972
0.000% due 09/25/2040 (g)		1,094	710
Soloso CDO Ltd.
3.115% due 10/07/2037 •		1,300	1,086
South Coast Funding Ltd.
3.055% due 01/06/2041 •		40,737	11,486
Specialty Underwriting & Residential Finance Trust
2.636% due 06/25/2037 •		5,310	3,940
Structured Asset Investment Loan Trust
2.926% due 01/25/2036 •(l)		5,415	5,220
Structured Asset Securities Corp. Mortgage Loan Trust
2.786% due 06/25/2035 •		239	234
Talon Funding Ltd.
3.089% due 06/05/2035 •		750	233
UCFC Home Equity Loan Trust
7.750% due 04/15/2030 ~		650	615
Total Asset-Backed Securities (Cost $116,340)			130,135

SOVEREIGN ISSUES 5.3%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	90
3.380% due 12/31/2038 Ø		3,180	2,035
5.250% due 01/15/2028		100	83
6.250% due 11/09/2047		100	81
7.820% due 12/31/2033		6,784	6,644
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	400	9
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		39,487	885
49.153% (BADLARPP) due 10/04/2022 ~		36	1
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		41,956	1,080
Autonomous City of Buenos Aires Argentina
0.000% due 03/29/2024 •		79,165	1,635
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	120	140
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,266	402
6.150% due 08/12/2032		1,160	367
6.350% due 08/12/2028		417	136
8.200% due 08/12/2026		250	91
Provincia de Buenos Aires
0.000% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	162,700	3,511

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	200	225
Turkey Government International Bond
3.250% due 06/14/2025		100	102
4.625% due 03/31/2025		1,100	1,202
5.200% due 02/16/2026		400	443
7.625% due 04/26/2029 (l)		$1,500	1,489
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		165	49
8.250% due 10/13/2024 ^(d)		19	6
9.250% due 09/15/2027 ^(d)		198	63
Total Sovereign Issues (Cost $25,477)			20,769

		SHARES

COMMON STOCKS 1.7%

COMMUNICATION SERVICES 0.1%

Tribune Media Co. 'A'		5,969	275

CONSUMER DISCRETIONARY 0.5%

Caesars Entertainment Corp. (e)		219,638	1,909

ENERGY 0.2%

Dommo Energia S.A. «(e)(j)		5,197,722	803
Dommo Energia S.A. SP - ADR «(e)		1,108	23
Forbes Energy Services Ltd. (e)(j)		29,625	96
			922

FINANCIALS 0.5%

Ardonagh Group Ltd. «(j)		1,377,983	2,109

INDUSTRIALS 0.0%

Sierra Hamilton Holder LLC «(j)		200,912	65

UTILITIES 0.4%
Eneva S.A. (e)(j)		4,214	20
Eneva S.A. (j)		11,589	55
TexGen Power LLC «		33,708	1,323
			1,398
Total Common Stocks (Cost $7,490)			6,678

WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «		279,000	81
Total Warrants (Cost $0)			81

PREFERRED SECURITIES 2.5%

BANKING & FINANCE 1.3%

Nationwide Building Society
10.250%~		25,550	4,842

INDUSTRIALS 1.2%
Sequa Corp.

9.000%«		6,008	4,796
Total Preferred Securities (Cost $10,031)			9,638

REAL ESTATE INVESTMENT TRUSTS 1.9%

REAL ESTATE 1.9%

VICI Properties, Inc.		340,104	7,441

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Total Real Estate Investment Trusts (Cost $4,976)			7,441

SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS (k) 3.3%
			13,069

		PRINCIPAL
		AMOUNT
		(000s)

ARGENTINA TREASURY BILLS 0.1%

45.126% due 04/12/2019 - 06/28/2019 (f)(g)	ARS	20,457	534
U.S. TREASURY BILLS 0.8%
2.386% due 04/11/2019 - 04/18/2019 (f)(g)(o)		$3,284	3,280
Total Short-Term Instruments (Cost $16,942)			16,883
Total Investments in Securities (Cost $550,641)			574,371
Total Investments 146.3% (Cost $550,641)			$574,371
Financial Derivative Instruments (m)(n) (0.2)%(Cost or Premiums, net $(7,710))			(587)
Other Assets and Liabilities, net (46.1)%			(181,134)
Net Assets 100.0%			$392,650

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

●	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$1,846	$2,109	0.54%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	135	803	0.20
Eneva S.A.	12/21/2017 - 03/25/2019	73	75	0.02
Forbes Energy Services Ltd.	03/11/2014 - 07/31/2014	1,470	96	0.02
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	2,837	0.72
Sierra Hamilton Holder LLC	07/31/2017	51	65	0.02
		$6,475	$5,985	1.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)       REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$969	U.S. Treasury Notes 1.125% due 06/30/2021	$(989)	$969	$969
NOM	3.000	03/29/2019	04/01/2019	12,100	U.S. Treasury Notes 2.375% due 03/15/2022	(12,354)	12,100	12,103
Total Repurchase Agreements						$(13,343)	$13,069	$13,072

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	1.130%	03/22/2019	06/24/2019	GBP	(949)	$(1,236)
	3.250	01/22/2019	04/22/2019	$	(1,498)	(1,507)
	3.250	03/01/2019	06/03/2019		(284)	(285)
	3.684	02/14/2019	05/14/2019		(5,416)	(5,441)
BRC	2.600	12/24/2018	TBD(3)		(1,041)	(1,048)
	3.613	03/21/2019	06/21/2019		(4,257)	(4,262)
	3.684	02/14/2019	05/14/2019		(2,475)	(2,487)
	3.698	02/11/2019	05/13/2019		(10,085)	(10,136)
	3.780	01/16/2019	04/16/2019		(3,839)	(3,869)
	4.609	08/14/2018	06/27/2019		(1,596)	(1,597)
CIW	2.800	03/13/2019	04/12/2019		(2,688)	(2,692)
	2.800	03/14/2019	04/12/2019		(239)	(239)
FOB	2.750	03/07/2019	04/08/2019		(2,862)	(2,867)
JML	(0.320)	02/25/2019	05/28/2019	EUR	(175)	(197)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

	(0.300)	02/25/2019	05/27/2019		(743)	(834)
	(0.300)	02/25/2019	05/28/2019		(178)	(200)
	(0.200)	02/25/2019	05/28/2019		(249)	(280)
	(0.200)	03/05/2019	06/05/2019		(1,036)	(1,162)
	0.900	02/25/2019	05/28/2019	GBP	(1,719)	(2,241)
	0.900	03/25/2019	05/28/2019		(819)	(1,067)
	0.950	02/25/2019	05/28/2019		(3,798)	(4,951)
	0.950	03/04/2019	06/04/2019		(179)	(234)
	1.050	03/18/2019	06/18/2019		(1,818)	(2,368)
	3.050	12/21/2018	TBD(3)	$	(7,342)	(7,405)
MEI	2.900	03/18/2019	04/18/2019		(1,334)	(1,336)
MSB	3.915	09/20/2018	09/17/2019		(1,059)	(1,061)
	3.983	08/17/2018	08/19/2019		(5,453)	(5,478)
NOM	3.150	02/26/2019	04/26/2019		(4,725)	(4,739)
RDR	2.800	03/04/2019	06/04/2019		(2,008)	(2,012)
	3.050	01/10/2019	04/10/2019		(5,035)	(5,070)
RTA	3.161	10/18/2018	04/18/2019		(2,621)	(2,659)
	3.161	02/20/2019	04/18/2019		(508)	(510)
	3.244	02/15/2019	08/15/2019		(2,830)	(2,841)
	3.688	03/07/2019	09/09/2019		(1,975)	(1,980)
	3.726	03/25/2019	09/25/2019		(1,052)	(1,053)
	3.729	03/12/2019	09/12/2019		(6,947)	(6,961)
	3.732	02/04/2019	05/06/2019		(4,110)	(4,134)
	3.774	10/26/2018	04/26/2019		(4,748)	(4,826)
SAL	3.654	01/08/2019	04/08/2019		(1,772)	(1,787)
SOG	3.180	03/06/2019	06/06/2019		(6,096)	(6,110)
	3.180	03/07/2019	06/07/2019		(1,651)	(1,655)
	3.180	03/12/2019	06/12/2019		(850)	(851)
	3.180	03/14/2019	05/01/2019		(928)	(929)
	3.180	03/14/2019	06/14/2019		(1,366)	(1,368)
	3.250	02/20/2019	05/20/2019		(5,357)	(5,376)
	3.330	01/23/2019	04/23/2019		(5,271)	(5,304)
	3.330	01/24/2019	04/24/2019		(1,626)	(1,636)
	3.330	03/27/2019	04/23/2019		(93)	(93)
	3.729	01/23/2019	04/23/2019		(1,165)	(1,173)
UBS	(0.250)	01/24/2019	04/24/2019	EUR	(1,328)	(1,489)
	0.950	02/22/2019	05/22/2019	GBP	(3,964)	(5,168)
	0.950	02/25/2019	05/28/2019		(2,640)	(3,441)
	1.754	01/15/2019	04/15/2019		(4,096)	(5,354)
	2.790	03/13/2019	06/13/2019	$	(211)	(211)
	3.060	03/12/2019	06/12/2019		(2,742)	(2,747)
	3.060	03/18/2019	06/18/2019		(13,129)	(13,145)
	3.060	03/20/2019	06/19/2019		(5,772)	(5,778)
	3.130	02/14/2019	05/14/2019		(2,059)	(2,067)
	3.130	02/19/2019	05/20/2019		(2,339)	(2,347)
	3.140	03/13/2019	06/13/2019		(1,110)	(1,112)
	3.160	03/05/2019	06/05/2019		(3,888)	(3,897)
	3.160	03/20/2019	06/19/2019		(1,640)	(1,642)
	3.230	02/20/2019	05/20/2019		(721)	(724)
	3.730	01/23/2019	04/23/2019		(5,236)	(5,273)
	3.750	01/07/2019	04/08/2019		(1,015)	(1,024)
	3.750	01/10/2019	04/10/2019		(3,777)	(3,809)
Total Reverse Repurchase Agreements						$(188,775)

(l)	Securities with an aggregate market value of $232,146 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(167,957) at a weighted average interest rate of 3.000%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier
Communications Corp.	5.000%	Quarterly	06/20/2020	13.021%	$4,200	$(139)	$(221)	$(360)	$15	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.274	100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.920	800	(43)	46	3	1	0

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Sprint
Communications, Inc.	5.000	Quarterly	12/20/2021	1.833	1,000	22	62	84	0	(2)
						$(163)	$(109)	$(272)	$16	$(2)

INTEREST RATE SWAPS

										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	13,300	$618	$103	$721	$0	$(55)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		4,400	(154)	(620)	(774)	56	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$63,800	(175)	2,062	1,887	0	(122)

Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		35,800	(332)	1,311	979	0	(76)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	225	(1,371)	0	(53)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	(3)	149	0	(26)

Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		52,200	(3,333)	2,906	(427)	0	(162)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038		18,900	63	(1,432)	(1,369)	48	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		14,000	1,154	(900)	254	55	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		8,000	39	(759)	(720)	27	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	261	390	2	0
Receive	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	10,100	(89)	(139)	(228)	43	0

Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	22,950	(163)	(600)	(763)	3	0

							$(3,687)	$2,415	$(1,272)	$234	$(494)
Total Swap Agreements							$(3,850)	$2,306	$(1,544)	$250	$(496)

Cash of $7,641 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $34 and liability of $(126) for closed swap agreements is outstanding at period end.

(n)    FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019		$26,185	EUR	23,266	$0	$(86)
	05/2019	EUR	23,266		$26,253	86	0
BPS	04/2019	ARS	3,771		87	0	0
	04/2019		$86	ARS	3,771	1	0
	05/2019	ARS	3,771		$81	0	(2)
BRC	04/2019	MXN	72,746		3,825	85	0
	05/2019		$3,807	MXN	72,746	0	(85)
CBK	04/2019	BRL	7,287		$1,870	9	0
	04/2019	EUR	130		147	1	0
	04/2019	GBP	28,379		37,377	415	0
	04/2019		$1,885	BRL	7,287	0	(24)
	04/2019		1,202	GBP	912	0	(14)
	04/2019		3,769	MXN	72,746	0	(29)
	05/2019	BRL	7,287		$1,882	25	0
DUB	04/2019	ARS	26,464		611	0	0
	04/2019		$674	ARS	26,464	0	(64)
FBF	04/2019	ARS	48,214		$1,215	103	0
	04/2019		$1,113	ARS	48,214	0	(1)
GLM	04/2019	ARS	17,979		$415	0	0
	04/2019	GBP	292		383	3	0
	04/2019		$414	ARS	17,979	2	(1)
	05/2019	ARS	16,965		$370	0	(2)
	05/2019		$3,847	RUB	255,394	19	0

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

HUS	04/2019	PEN	1,929		$579	0	(2)
	04/2019		$81	ARS	3,678	1	0
	05/2019	ARS	75,862		$1,638	0	(4)
	05/2019		$264	ARS	11,597	0	(12)
JPM	04/2019	EUR	23,136		$26,409	456	0
	04/2019	GBP	553		730	9	0
MSB	05/2019	ARS	86,828		2,045	133	0
SCX	04/2019	BRL	7,287		1,946	85	0
	04/2019		$1,870	BRL	7,287	0	(9)
	04/2019		37,482	GBP	28,312	0	(607)
	05/2019	GBP	28,312		$37,539	606	0
Total Forward Foreign Currency Contracts						$2,039	$(942)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
					Implied
					Credit Spread at			Unrealized
		Fixed	Payment	Maturity	March 31,	Notional	Premiums	Appreciation/
Counterparty Reference Entity		Receive Rate	Frequency	Date	2019(2)	Amount(3)	Paid/(Received)	(Depreciation)	Asset		Liability
BOA	Russia Government International Bond	1.000%	Quarterly	06/20/2024	1.350%	$400	$(40)	$33		$0	$(7)
BRC	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.350	400	(46)	39		0	(7)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.399	300	(25)	19		0	(6)
CBK	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.350	500	(53)	45		0	(8)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.399	300	(26)	20		0	(6)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.693	110	(16)	17		1	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.690	100	(19)	19		0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.350	200	(23)	20		0	(3)
HUS	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.576	130	(5)	5		0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.350	130	(13)	11		0	(2)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.399	69	(10)	9		0	(1)
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.350	200	(18)	15		0	(3)
							$(294)	$252		$1	$(43)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
							Unrealized
		Fixed	Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty Index/Tranches		Receive Rate	Frequency	Date	Amount(3)	Paid/(Received)	(Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$100	$(12)	$(1)	$0	$(13)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	100	(13)	7	0	(6)
FBF	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	100	(12)	(1)	0	(13)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(10)	5	0	(5)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	500	(78)	44	0	(34)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	13,275	(2,642)	1,916	0	(726)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	3,486	(675)	222	0	(453)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	1,500	(76)	44	0	(32)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	200	(24)	14	0	(10)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	200	(24)	12	0	(12)
						$(3,566)	$2,262	$0	$(1,304)
Total Swap Agreements						$(3,860)	$2,514	$1	$(1,347)

(o)	Securities with an aggregate market value of $1,695 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,303	$7,431	$38,734
Corporate Bonds & Notes
Banking & Finance	0	84,538	2,837	87,375
Industrials	0	87,381	744	88,125
Utilities	0	29,682	0	29,682
Convertible Bonds & Notes
Industrials	0	47	0	47
Municipal Bonds & Notes
Illinois	0	730	0	730
Iowa	0	127	0	127
West Virginia	0	4,331	0	4,331
U.S. Government Agencies	0	7,364	0	7,364
Non-Agency Mortgage-Backed Securities	0	125,122	1,109	126,231
Asset-Backed Securities	0	127,693	2,442	130,135
Sovereign Issues	0	20,769	0	20,769
Common Stocks
Communication Services	275	0	0	275
Consumer Discretionary	1,909	0	0	1,909
Energy	0	96	826	922
Financials	0	0	2,109	2,109
Industrials	0	0	65	65
Utilities	20	55	1,323	1,398
Warrants
Industrials	0	0	81	81
Preferred Securities
Banking & Finance	0	4,842	0	4,842
Industrials	0	0	4,796	4,796
Real Estate Investment Trusts
Real Estate	7,441	0	0	7,441
Short-Term Instruments
Repurchase Agreements	0	13,069	0	13,069
Argentina Treasury Bills	0	534	0	534
U.S. Treasury Bills	0	3,280	0	3,280

Total Investments	$9,645	$540,963	$23,763	$574,371

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	250	0	250
Over the counter	0	2,040	0	2,040

	$0	$2,290	$0	$2,290
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(496)	0	(496)
Over the counter	0	(2,289)	0	(2,289)

	$0	$(2,785)	$0	$(2,785)
Total Financial Derivative Instruments	$0	$(495)	$0	$(495)
Totals	$9,645	$540,468	$23,763	$573,876

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019 (1)
Investments in Securities, at Value
Loan Participations
and Assignments	$469	$6,963	$(9)	$9	$0	$(40)	$39	$0	$7,431	$(40)
Corporate Bonds &
Notes
Banking &
Finance	5,806	0	(2,800)	0	12	(181)	0	0	2,837	(174)
Industrials	811	0	(55)	6	7	(25)	0	0	744	(17)
Non-Agency
Mortgage-Backed
Securities	1,222	0	(110)	3	11	(17)	0	0	1,109	(15)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	March 31, 2019 (Unaudited)

Asset-Backed
Securities	3,415	1,295	0	33	0	(619)	0	(1,682)	2,442	(378)
Common Stocks
Energy	1,709	0	(54)	0	31	(860)	0	0	826	(636)
Financials	2,182	0	0	0	0	(73)	0	0	2,109	(73)
Industrials	72	0	0	0	0	(7)	0	0	65	(7)
Utilities	1069	0	0	0	0	254	0	0	1,323	254
Warrants
Industrials	71	0	0	0	0	10	0	0	81	10
Preferred
Securities
Industrials	4,659	717	0	0	0	(580)	0	0	4,796	(580)
Totals	$21,485	$8975	$(3,028)	$51	$61	$(2,138)	$39	$(1,682)	$23,763	$(1,657)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending
	Balance				Input Value(s)
Category and Subcategory	at 03/31/2019	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)

Investments in Securities, at Value
Loan Participations and Assignments	$7,431	Third Party Vendor	Broker Quote		94.750 - 101.000
Corporate Bonds & Notes
Banking & Finance	2,837	Reference Instrument	Option Adjusted Spread		642.930 bps
Industrials	195	Reference Instrument	Yield		9.870
	549	Third Party Vendor	Broker Quote		102.750 - 103.060
Non-Agency Mortgage-Backed Securities	548	Proxy Pricing	Base Price		3.375 - 99.375
	561	Third Party Vendor	Broker Quote		92.710
Asset-Backed Securities	2,442	Proxy Pricing	Base Price		2.453 - 106,117.280
Common Stocks
Energy	23	Other Valuation Techniques(2)	—		—
	803	Market Based Liquidity Discount	Liquidity Discount		23.400
Financials	2,109	Fundamental Valuation	Company Equity Value	GBP	861,000,000.000
Industrials	65	Other Valuation Techniques(2)	—		—
Utilities	1,323	Indicative Market Quotation	Broker Quote		$39.250
Warrants
Industrials	81	Other Valuation Techniques(2)	—		—
Preferred Securities
Industrials	4,796	Fundamental Valuation	Company Equity Value		$511,381,595.000
Total	$23,763

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

March 31, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RTA	RBC (Barbados) Trading Bank Corp.
CIW	CIBC World Markets Corp.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
FBF	Credit Suisse International	MEI	Merrill Lynch International	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index/Spread Abbreviations:
Asset-Backed Securities Index - Home
ABX.HE	Equity	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
ARLLMONP	Argentina Blended Policy Rate	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
Other	Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
ADR	American Depositary Receipt	CBO	Collateralized Bond Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
Interest rate to be determined when loan
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	settles or at the time of funding